Income Taxes - Reconciliation of Gross Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Balance at January 1	$ 12,573	$ 39,862	$ 44,563
Increases in tax positions for current year	20	772	173
Increases in tax positions for prior years	459	1,086	885
Decreases in tax positions for prior years	(608)	(28,451)	(5,331)
Settlement of tax matters	(834)	(696)	(428)
Lapse of applicable statutes of limitations	(1,177)
Balance at December 31	$ 10,433	$ 12,573	$ 39,862